Summary of Significant Policies (Details) - Schedule of intangible assets - AGM domain name [Member]	6 Months Ended
Jun. 30, 2022
Summary of Significant Policies (Details) - Schedule of intangible assets [Line Items]
Residual value rate	0.00%
Useful life	10 years